February 1, 2005

VIA EDGARLINK

United States Securities and Exchange Commission

Division of Investment Management

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	GE Institutional Funds
File Nos. 333-29337; 811-08257

Ladies and Gentlemen:

On behalf of GE Institutional Funds (the “Trust”), we hereby certify pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the form of the Prospectus and Statement of Additional Information (“SAI”) being used in connection with the offering of shares of beneficial interests in the Trust and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the form of Prospectus and SAI contained in Post-Effective Amendment No. 21 for the Trust filed with the Securities and Exchange Commission on January 28, 2005 via EDGARLINK.

If you have any questions or comments regarding the foregoing, please call the undersigned at (203) 708-3191.

Sincerely,

/s/ Jeanne M. LaPorta
Jeanne M. LaPorta